Vanguard® Dividend Growth Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (98.8%)
Communication Services (3.6%)
Alphabet Inc. Class A	5,645,814	1,587,547
Consumer Discretionary (11.8%)
Home Depot Inc.	3,453,782	1,311,021
TJX Cos. Inc.	8,493,452	1,190,272
McDonald's Corp.	3,692,754	1,102,029
NIKE Inc. Class B	16,243,285	1,049,154
Marriott International Inc. Class A	2,043,263	532,433
		5,184,909
Consumer Staples (9.0%)
Procter & Gamble Co.	5,863,041	881,626
Coca-Cola Co.	11,307,044	779,055
PepsiCo Inc.	4,452,382	650,449
Colgate-Palmolive Co.	7,859,683	605,589
Kroger Co.	7,546,556	480,187
Diageo plc	14,421,353	331,716
Walmart Inc.	2,099,517	212,429
		3,941,051
Financials (18.8%)
Mastercard Inc. Class A	2,852,026	1,574,290
American Express Co.	4,193,450	1,512,703
Visa Inc. Class A	4,077,872	1,389,494
Chubb Ltd.	3,708,248	1,026,962
Wells Fargo & Co.	10,705,008	931,015
S&P Global Inc.	1,900,606	925,994
Marsh & McLennan Cos. Inc.	4,754,587	847,030
		8,207,488
Health Care (16.4%)
Eli Lilly & Co.	1,932,851	1,667,780
Danaher Corp.	4,854,670	1,045,599
Stryker Corp.	2,870,172	1,022,470
Zoetis Inc.	6,171,666	889,275
Abbott Laboratories	6,949,999	859,159
Johnson & Johnson	4,171,674	787,904
Merck & Co. Inc.	5,711,886	491,108
Elevance Health Inc.	1,305,894	414,230
		7,177,525
Industrials (13.9%)
Honeywell International Inc.	5,177,533	1,042,393
Northrop Grumman Corp.	1,783,912	1,040,823
Caterpillar Inc.	1,555,828	898,117
Automatic Data Processing Inc.	3,319,361	864,030
Canadian National Railway Co.	8,432,544	808,593
Trane Technologies plc	1,220,682	547,659
Lockheed Martin Corp.	935,088	459,951
Deere & Co.	923,921	426,510
		6,088,076
Information Technology (22.4%)
Microsoft Corp.	4,260,730	2,206,249
Broadcom Inc.	5,266,449	1,946,637
Apple Inc.	6,246,506	1,688,868
Texas Instruments Inc.	7,209,071	1,163,977
QUALCOMM Inc.	5,989,225	1,083,451
Intuit Inc.	1,325,930	885,124
Accenture plc Class A	3,331,784	833,279
		9,807,585

		Shares	Market Value ($000)
Materials (2.7%)
	Linde plc	2,407,304	1,006,975
	Ecolab Inc.	528,264	135,447
*	Solstice Advanced Materials Inc.	818,483	36,889
			1,179,311
Real Estate (0.2%)
	Public Storage	253,045	70,488
Total Common Stocks (Cost $24,344,853)			43,243,980
Temporary Cash Investments (1.1%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.141%	262	26
		Face Amount ($000)
Repurchase Agreements (1.1%)
	Bank of America Securities, LLC 4.160%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $75,026, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 7/1/2028–10/1/2055, with a value of $76,500)	75,000	75,000
	Bank of America Securities, LLC 4.150%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $80,028, collateralized by U.S. Treasury Obligations 2.875%–4.500%, 5/15/2028–11/15/2048, with a value of $81,600)	80,000	80,000
	Credit Agricole Securities 4.140%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $85,129, collateralized by U.S. Treasury Obligations 4.375%, 11/30/2028, with a value of $86,802)	85,100	85,100
	JP Morgan Securities, LLC 4.140%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $45,016, collateralized by U.S. Treasury Obligations 0.750%, 4/30/2026, with a value of $45,900)	45,000	45,000
	Natixis SA 4.170%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $117,141, collateralized by U.S. Treasury and Government Agency Obligations 0.875%–4.150%, 6/30/2026–2/15/2052, with a value of $119,442)	117,100	117,100
	NatWest Markets plc 4.150%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $23,108, collateralized by U.S. Treasury Obligations 3.500%, 10/31/2027, with a value of $23,562)	23,100	23,100
	Nomura International plc 4.140%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $40,014, collateralized by U.S. Treasury Obligations 3.625%–3.948%, 7/31/2026–8/31/2029, with a value of $40,800)	40,000	40,000
	Societe Generale 4.150%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $29,910, collateralized by U.S. Treasury Obligations 3.375%, 8/15/2042, with a value of $30,498)	29,900	29,900
			495,200
Total Temporary Cash Investments (Cost $495,226)			495,226
Total Investments (99.9%) (Cost $24,840,079)			43,739,206
Other Assets and Liabilities—Net (0.1%)			51,824
Net Assets (100%)			43,791,030
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	42,912,264	331,716	—	43,243,980
Temporary Cash Investments	26	495,200	—	495,226
Total	42,912,290	826,916	—	43,739,206